Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common share capital	Additional paid-in capital	Accumulated deficit	Treasury common shares	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2016		53,284,872			2,066
Balance at beginning of year at Dec. 31, 2016		$ 533	$ 1,142,608	$ (287,677)	$ (42)	$ (144,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		1,407,758
Issuance of common shares		$ 14	4,514
Share-based compensation			8,110
Share-based settlements			289
Cost of issuance of common shares			22
Sale of treasury common shares			(1)
Net income for year	$ 153,252			153,252
Common share cash dividends declared and paid, $1.76 per share (2018: $1.52 per share; 2017: $1.28 per share)				(69,731)
Sale of treasury common shares (in shares)					(380)
Sale of treasury common shares					$ 13
Share-based settlements (in shares)					(1,686)
Share-based settlements					$ 29
Other comprehensive income (loss), net of taxes	15,628					15,628
Ending balance (in shares) at Dec. 31, 2017		54,692,630			0
Balance at end of year at Dec. 31, 2017	822,881	$ 547	1,155,542	(204,156)	$ 0	(129,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		666,588
Issuance of common shares		$ 7	3,311
Share-based compensation			11,664
Share-based settlements			918
Net income for year	195,184			195,184
Common share cash dividends declared and paid, $1.76 per share (2018: $1.52 per share; 2017: $1.28 per share)				(83,704)
Purchase of treasury common shares (in shares)					1,254,212
Purchase of treasury common shares					$ (48,443)
Other comprehensive income (loss), net of taxes	(19,475)					(19,475)
Ending balance (in shares) at Dec. 31, 2018		55,359,218			1,254,212
Balance at end of year at Dec. 31, 2018	882,343	$ 554	1,171,435	(92,676)	$ (48,443)	(148,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(2,928,788)			(2,928,788)
Retirement of shares		$ (29)	(107,926)		$ 107,955
Issuance of common shares (in shares)		574,747
Issuance of common shares		$ 5	344
Share-based compensation			17,459
Share-based settlements			257
Net income for year	177,075			177,075
Common share cash dividends declared and paid, $1.76 per share (2018: $1.52 per share; 2017: $1.28 per share)				(93,636)
Purchase of treasury common shares (in shares)					2,293,788
Purchase of treasury common shares					$ (81,534)
Other comprehensive income (loss), net of taxes	61,430					61,430
Ending balance (in shares) at Dec. 31, 2019		53,005,177			619,212
Balance at end of year at Dec. 31, 2019	$ 963,743	$ 530	$ 1,081,569	$ (9,237)	$ (22,022)	$ (87,097)